Offsetting of Financial Assets and Liabilities - Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	$ 27,671	$ 116,438
Financial Instrument Assets, Net amounts in Statement Financial Position	27,671	116,438
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(25,086)	(99,124)
Financial Instrument Assets, Total Net Amount	2,585	17,314
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	31,493	170,930
Financial Instrument Liabilities, Net amounts in Statement Financial Position	31,493	170,930
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(25,086)	(99,124)
Financial Instrument Liabilities, Total Net Amount	6,407	71,806
Derivative Assets [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Assets, Offsetting effects on Statement Financial Position, Gross Amount	27,671	116,438
Financial Instrument Assets, Net amounts in Statement Financial Position	27,671	116,438
Financial Instrument Assets, Related amounts not offset, Subject to netting agreements	(25,086)	(99,124)
Financial Instrument Assets, Total Net Amount	2,585	17,314
Derivative financial instruments [member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [line items]
Financial Instrument Liabilities, Offsetting effects on Statement Financial Position, Gross Amount	31,493	170,930
Financial Instrument Liabilities, Net amounts in Statement Financial Position	31,493	170,930
Financial Instrument Liabilities, Related amounts not offset, Subject to netting agreements	(25,086)	(99,124)
Financial Instrument Liabilities, Total Net Amount	$ 6,407	$ 71,806